TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Tax rate	23.00%	23.00%	23.00%
Statutory tax rate for next fiscal year	23.00%
Corporate statutory tax rate on 2019	23.00%	23.00%	23.00%
Open tax year	2015
Israel [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	23.00%	23.00%	23.00%	24.00%	25.00%
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	21.00%
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	35.00%
Current Tax Year [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Open tax year	2016
Current Tax Year [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Open tax year	2019
Luxemburg [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	29.00%	29.00%	29.00%
Zurich, Switzerland [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	21.00%	21.00%	21.00%
Geneva, Switzerland [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	14.00%	24.00%	24.00%
United States [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	21.00%	21.00%	21.00%
Net operating losses carryforward	$ 57
Net operating loss carryforward expiration period	20 years
Expiration of operating loss carry forward	Dec. 31, 2040
Germany [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	16.00%	16.00%	16.00%
Israel [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses carryforward	$ 72